Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity
Schedule of distributions of shares of Weibo to SINA's shareholders

Distribution	Record Date	Distribution Date	Distributed Share	SINA’s Ordinary Shares
2016 Distribution	September 12, 2016	October 14, 2016	7,088,116	70,881,168
2017 Distribution	June 7, 2017	July 10, 2017	7,142,148	71,421,480

Schedule of stock-based compensation

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Costs of revenues	$5,272	$7,742	$9,257
Sales and marketing	10,793	15,496	20,790
Product development	14,234	20,793	29,163
General and administrative	25,840	29,797	32,177

	$56,139	$73,828	$91,387

Schedule of assumptions used to value the Company's option grants
Year Ended December 31,
2015
Stock options:
Expected term (in years)	4.1
Expected volatility	54%
Risk-free interest rate	1.1%
Expected dividend yield	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2015	2,962
New issued under the 2015 Plan	6,000
Granted*	(2,981)
Cancelled/forfeited	742
Expired	(995)

December 31, 2015	5,728
Granted*	(2,456)
Cancelled/forfeited	353
Expired	(279)

December 31, 2016	3,346
Granted*	(673)
Cancelled/forfeited	320
Expired	(85)

December 31, 2017	2,908

* In 2015, 2016 and 2017,  1,620,000, 1,403,000 and 385,000, restricted shares units, or 2,834,700, 2,456,000 and 673,000 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2015	1,022	$46.68	3.90	$809
Granted	147	$35.69
Exercised	(50)	$29.12
Cancelled/expired/forfeited	(196)	$51.65

December 31, 2015	923	$44.83	3.37	$5,208
Exercised	(674)	$47.26
Cancelled/expired/forfeited	(15)	$35.69

December 31, 2016	234	$38.41	3.63	$5,226
Exercised	(26)	$35.69
Cancelled/expired/forfeited	(18)	$37.61

December 31, 2017	190	$38.86	2.56	$11,693

Vested and expected to vest as of December 31, 2016	229	$38.43	3.62	$5,119
Exercisable as of December 31, 2016	72	$40.76	3.03	$1,437
Vested and expected to vest as of December 31, 2017	190	$38.86	2.56	$11,693
Exercisable as of December 31, 2017	117	$39.74	2.31	$7,063

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2016
$35.69 - $35.69	72	$35.69	16	$35.69	3.90
$38.27 - $38.27	124	$38.27	18	$38.27	3.90
$40.07 - $40.07	8	$40.07	8	$40.07	4.81
$45.13 - $45.13	30	$45.13	30	$45.13	1.55

	234	$38.41	72	$40.76	3.63

As of December 31, 2017
$35.69 - $35.69	36	$35.69	13	$35.69	3.04
$38.27 - $38.27	124	$38.27	74	$38.27	2.90
$45.13 - $45.13	30	$45.13	30	$45.13	0.55

	190	$38.86	117	$39.74	2.56

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Cost of revenues	$1,196	$2,616	$3,716
Sales and marketing	3,209	5,357	8,264
Product development	10,210	15,076	21,879
General and administrative	11,784	13,853	14,178

	$26,399	$36,902	$48,037

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2015	2,738
One-time Addition	21,684
Granted	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217
Granted	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878
Granted	(736)
Cancelled/expired/forfeited	398

December 31, 2017	18,540

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2015	14,330	$1.28	3.2	$185,684
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22

December 31, 2015	6,303	$1.26	2.4	$114,975
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37

December 31, 2016	2,587	$1.41	1.6	$101,403
Exercise	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68

December 31, 2017	437	$3.24	2.0	$43,800

Vested and expected to vest as of December 31, 2016	2,572	$1.40	1.6	$100,819
Exercisable as of December 31, 2016	2,433	$1.28	1.4	$95,678
Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2016
$0.36 - $0.41	1,639	$0.36	1,639	$0.36	0.7
$0.96 - $1.80	79	$0.97	79	$0.97	1.2
$3.25 - $3.36	341	$3.33	338	$3.33	2.5
$3.43 - $3.50	528	$3.48	377	$3.48	3.7

	2,587	$1.41	2,433	$1.28	1.6

As of December 31, 2017
$0.96 - $1.80	31	$0.97	31	$0.97	0.2
$3.25 - $3.36	179	$3.33	179	$3.33	1.4
$3.43 - $3.50	227	$3.48	227	$3.48	2.6

	437	$3.24	437	$3.24	2.0

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January1, 2015	1,119	$45.97
Awarded*	1,620	$39.16
Vested	(460)	$44.81
Cancelled	(312)	$44.60

December 31, 2015	1,967	$40.85
Awarded*	1,384	$49.89
Vested	(754)	$42.91
Cancelled	(192)	$40.10

December 31, 2016	2,405	$45.47
Awarded*	365	$75.05
Vested	(905)	$45.45
Cancelled	(165)	$44.57

December 31, 2017	1,700	$51.92

* nil, 24,000 and 20,000 RSUs were granted to non-employee directors in 2015, 2016 and 2017, respectively.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
As at January 1, 2015	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

As at December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

As at December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled	(366)	$17.72

As at December 31, 2017	3,267	$25.45

Performance-based RSU
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	19	$47.47
Cancelled	(1)	$47.47

December 31, 2016	18	$47.47
Awarded	19	$65.18
Vested	(15)	$47.47
Cancelled	(8)	$58.51

December 31, 2017	14	$65.18

Performance-based RSU | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(32)	$46.42

December 31, 2017	129	$50.32